Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 27,790,216	₩ 26,504,074	₩ 28,383,884
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	9,027,165	9,122,385	9,900,220
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 6,511,961	₩ 5,808,630	₩ 6,682,226
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	81.00%	82.00%	82.00%